Pay vs Performance Disclosure - USD ($)		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

PAY VERSUS PERFORMANCE

In August 2022, the SEC adopted final rules to require companies to disclose information about the relationship between executive compensation actually paid and certain financial performance of the company. The information below is provided pursuant to Item 402(v) of SEC Regulation S-K with respect to "smaller reporting companies" as that term is defined at Item 10(f)(1) of SEC Regulation S-K.

(a)	(b) Summary Comp Table Total for PEO	(c) Comp. Actually Paid to PEO	(d) Average Summary Comp. Table for Non-PEO NEOs	(e) Average Comp. Actually Paid to Non-PEO NEOs	(f) Value of Initial Fixed $100 Investment Based On Total Shareholder Return	(g) Net
Year	($)(1)	($)(2)	($)(3)	($) (4)	($) (5)	Income (Loss)
2022	$451,000	$451,000	$210,000	$135,000	$2.29	$(21,841,000)
2023	$699,000	$699,000	$443,000	$443,000	$0.26	$(4,384,000)
2024	$502,000	$502,000	$357,000	$357,000	$0.63	$(4,043,000)

(1)

The dollar amounts reported in column (b) are the amounts of total compensation reported for Mr. Holst (Chief Executive Officer) for each corresponding year in the "Total" column of the Summary Compensation Table. See "Executive Compensation - Summary Compensation Table."

(2)

The dollar amounts reported in column (c) represent the amount of "compensation actually paid" to Mr. Holst as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (b). In accordance with the requirements of Item 401(v)(2)(iii) of Regulation S-K, there were no adjustments required to be made to Mr. Holst's total compensation for each year to determine the compensation actually paid.

(3)

The dollar amounts reported in column (d) represent the average amounts reported for the Company's named executive officers as a group (excluding Mr. Holst) in the "Total" column of the Summary Compensation Table in each applicable year. The names of each of the named executive officers (excluding Mr. Holst) included for purposes of calculating the average amounts in each applicable year are as follows: for 2023 and 2024, Mr. Clarke and for 2022, Mr. Clark and Mr. Hawkes (who separated from service with the Company on March 4, 2022).

(4)

The dollar amounts reported in column (e) represent the average amount of "compensation actually paid" to the named executive officers as a group (excluding Mr. Holst) as computed in accordance with Item 402(v)(2)(iii) of SEC Regulation S-K, which prescribes certain specified additions and subtractions from the amount in column (d). In accordance with the requirements of Item 401(v) of Regulation S-K, the following adjustments were made to average total compensation for the named executive officers as a group (excluding Mr. Holst) for each year to determine the compensation actually paid:

•	For 2022:
◦

We subtracted the $75,000 reflecting the average for the named executive officers as a group (excluding Mr. Holst) of awards granted to Mr. Hawkes in prior fiscal years for which there was a failure to meet the applicable vesting conditions during 2022.

(5)

Total Shareholder Return is determined based on the value of an initial fixed investment in the Company’s common stock of $100 on December 31, 2021 and calculated in accordance with Item 201(e) of SEC Regulation S-K.

(6)	The dollar amounts reported in column (g) represent the amount of net income reflected in our consolidated audited financial statements for the applicable year.

PEO Total Compensation Amount	$ 502,000		$ 699,000	$ 451,000
PEO Actually Paid Compensation Amount	502,000		699,000	451,000
Non-PEO NEO Average Total Compensation Amount	357,000		443,000	210,000
Non-PEO NEO Average Compensation Actually Paid Amount	357,000		443,000	135,000
Total Shareholder Return Amount	0.63		0.26	2.29
Net Income (Loss)	$ (4,043,000)		$ (4,384,000)	$ (21,841,000)